UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Emerging Markets Fixed Income Fund

(formerly Deutsche Emerging Markets Fixed Income Fund)

	Principal Amount ($)	Value ($)
Bonds 92.8%
Angola 2.9%
Republic of Angola, 144A, 9.5%, 11/12/2025 (a) (Cost $2,180,598)	2,000,000	2,270,000
Argentina 3.3%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	1,000,000	829,420
Republic of Argentina, 4.625%, 1/11/2023	2,000,000	1,797,020
(Cost $2,646,214)		2,626,440
Azerbaijan 5.1%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,930,000	2,122,344
State Oil Co. of the Azerbaijan Republic:
REG S, 4.75%, 3/13/2023	405,000	402,943
REG S, 6.95%, 3/18/2030	1,400,000	1,512,840
(Cost $4,046,066)		4,038,127
Bahrain 3.3%
Kingdom of Bahrain:
144A, 6.125%, 8/1/2023	1,200,000	1,170,600
144A, 6.75%, 9/20/2029	1,100,000	1,000,177
The Oil & Gas Holding Co. BSCC, 144A, 7.5%, 10/25/2027	500,000	475,320
(Cost $2,665,227)		2,646,097
Ecuador 2.7%
Republic of Ecuador:
144A, 7.875%, 1/23/2028	1,090,000	997,350
144A, 8.75%, 6/2/2023	750,000	748,125
144A, 8.875%, 10/23/2027	400,000	386,000
(Cost $2,313,999)		2,131,475
Ghana 2.0%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $1,578,299)	1,500,000	1,616,559
Ivory Coast 2.8%
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024	500,000	481,240
144A, 6.375%, 3/3/2028	1,800,000	1,750,694
(Cost $2,288,482)		2,231,934
Kazakhstan 7.8%
Development Bank of Kazakhstan JSC, 144A, 4.125%, 12/10/2022	800,000	787,578
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	1,002,500
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	1,600,000	1,560,000
Kazakhstan Temir Zholy National Co. JSC, 144A, 4.85%, 11/17/2027	1,900,000	1,904,750
Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026	1,000,000	952,004
(Cost $6,336,301)		6,206,832
Kenya 1.3%
Republic of Kenya:
144A, 6.875%, 6/24/2024	790,000	804,863
144A, 7.25%, 2/28/2028	200,000	202,250
(Cost $1,022,965)		1,007,113
Malaysia 1.2%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $907,987)	1,000,000	937,442
Mexico 4.4%
Comision Federal de Electricidad, 144A, 4.875%, 1/15/2024	1,600,000	1,636,000
Petroleos Mexicanos:
144A, 5.35%, 2/12/2028	1,000,000	934,300
6.5%, 3/13/2027	930,000	943,950
(Cost $3,595,529)		3,514,250
Namibia 3.1%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,158,480
144A, 5.5%, 11/3/2021	1,300,000	1,328,444
(Cost $2,523,416)		2,486,924
Netherlands 1.1%
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042 (Cost $882,454)	750,000	835,650
Nigeria 2.8%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,817,778
144A, 7.143%, 2/23/2030	370,000	368,472
(Cost $2,220,342)		2,186,250
Oman 5.4%
Oman Government International Bond:
144A, 4.75%, 6/15/2026	850,000	803,235
144A, 5.375%, 3/8/2027	1,600,000	1,552,595
144A, 5.625%, 1/17/2028	2,000,000	1,952,480
(Cost $4,458,972)		4,308,310
Pakistan 1.2%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	955,170
Philippines 1.6%
Bangko Sentral Ng Pilipinas Bond, Series A, 8.6%, 6/15/2027 (Cost $1,054,435)	1,000,000	1,296,250
Qatar 1.8%
State of Qatar, 144A, 3.25%, 6/2/2026 (Cost $1,414,127)	1,500,000	1,432,215
Russia 5.9%
Gazprom OAO, 144A, 6.51%, 3/7/2022	1,500,000	1,593,750
Russian Federation, 144A, 4.25%, 6/23/2027	400,000	389,862
Vnesheconombank:
REG S, 5.942%, 11/21/2023	500,000	515,500
144A, 6.025%, 7/5/2022	700,000	719,114
144A, 6.8%, 11/22/2025	1,400,000	1,496,043
(Cost $4,734,812)		4,714,269
Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $407,728)	400,000	409,198
Senegal 2.6%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (Cost $2,008,283)	2,000,000	2,027,600
South Africa 3.6%
Eskom Holdings SOC Ltd., 144A, 7.125%, 2/11/2025	2,150,000	2,081,763
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	800,000	769,120
(Cost $3,018,774)		2,850,883
Sri Lanka 2.7%
Republic of Sri Lanka:
144A, 5.875%, 7/25/2022	1,300,000	1,300,599
144A, 6.2%, 5/11/2027	900,000	865,304
(Cost $2,155,443)		2,165,903
Tajikistan 1.8%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (a) (Cost $1,575,000)	1,575,000	1,405,102
Togo 3.1%
Banque Ouest Africaine de Developpement:
144A, 5.0%, 7/27/2027	1,500,000	1,450,935
144A, 5.5%, 5/6/2021	1,000,000	1,027,700
(Cost $2,460,504)		2,478,635
Tunisia 2.9%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,375,434)	2,500,000	2,278,750
Turkey 11.3%
Akbank Turk AS, 144A, 5.0%, 10/24/2022	800,000	737,130
Export Credit Bank of Turkey:
144A, 4.25%, 9/18/2022	800,000	702,000
144A, 5.375%, 10/24/2023	1,000,000	887,500
144A, 6.125%, 5/3/2024	1,000,000	899,500
Republic of Turkey:
4.25%, 4/14/2026	2,050,000	1,710,889
5.625%, 3/30/2021	1,500,000	1,477,770
6.0%, 3/25/2027	550,000	504,955
TC Ziraat Bankasi AS, 144A, 5.125%, 9/29/2023	1,200,000	1,040,073
Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023	1,200,000	1,044,096
(Cost $9,735,191)		9,003,913
Ukraine 1.5%
Government of Ukraine, 144A, 7.75%, 9/1/2022 (Cost $1,181,463)	1,200,000	1,216,656
Venezuela 0.9%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024 *	1,750,000	380,625
144A, 9.0%, 11/17/2021 *	1,480,000	358,900
(Cost $1,324,799)		739,525
Zambia 2.2%
Republic of Zambia, 144A, 8.5%, 4/14/2024 (Cost $2,036,956)	1,900,000	1,712,679
Total Bonds (Cost $76,149,800)		73,730,151
	Shares	Value ($)
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (b) (c) (Cost $2,114,800)	2,114,800	2,114,800
Cash Equivalents 6.2%
DWS Central Cash Management Government Fund, 1.86% (b) (Cost $4,895,549)	4,895,549	4,895,549
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,160,149)	101.7	80,740,500
Other Assets and Liabilities, Net	(1.7)	(1,339,988)
Net Assets	100.0	79,400,512

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (b) (c)
6,049,570	—	3,934,770	—	—	19,515	—	2,114,800	2,114,800
Cash Equivalents 6.2%
DWS Central Cash Management Government Fund, 1.86% (b)
4,207,404	74,895,024	74,206,879	—	—	38,721	—	4,895,549	4,895,549
10,256,974	74,895,024	78,141,649	—	—	58,236	—	7,010,349	7,010,349

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Petroleos de Venezuela SA*	6.0%	5/16/2024	1,750,000	811,869	380,625
Petroleos de Venezuela SA*	9.0%	11/17/2021	1,480,000	512,930	358,900
				1,324,799	739,525

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $2,014,732, which is 2.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Bonds	$—	$73,730,151	$—	$73,730,151
Short-Term Investments (d)	7,010,349	—	—	7,010,349
Total	$7,010,349	$73,730,151	$—	$80,740,500

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018